Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2023	Aug. 01, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

Pay Versus Performance
Year	Summary Compensation Table Total for Kurk ($) (2)	Summary Compensation Table Total for Bhatnagar ($) (2)	Compensation Actually Paid to Kurk ($) (3)	Compensation Actually Paid to Bhatnagar ($) (3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($) (2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (4)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($) (5)	Net Income (Loss) ($ millions)
2025	503,846	—	1,007,043	—	439,001	460,201	6.74	(38.5)
2024	1,811,987	—	(1,896,612)	—	768,654	350,020	3.02	(74.5)
2023	4,269,028	522,149	2,893,219	(806,134)	895,469	405,689	28.08	(74.1)
(1)
Morgan Kurk served as the Company's principal executive officer ("PEO") for the entirety of 2024 and 2025. For 2023, Atul Bhatnagar served as the PEO until August 1, 2023, and Mr. Kurk served as PEO from August 1, 2023 to December 31, 2023. The Company's other named executive officers for the applicable years were as follows:

2025: Vibhu Vivek, Sally Rau and John Waldron

2024: Jacob Sayer and Vibhu Vivek

2023: Archana Nirwan and Bryan Sheppeck

(2)
Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Messrs. Kurk and Bhatnagar and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s named executive officers for the applicable year other than the principal executive officer for such years.
(3)
Amounts reported in this column represent the compensation actually paid to Messrs. Kurk and Bhatnagar as the PEO in the indicated fiscal years, based on their total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below:

	Kurk			Bhatnagar
	2025	2024	2023	2024	2023
Summary Compensation Table - Total Compensation (a)	$503,846	$1,811,987	$4,269,028	N/A	$522,149
Less: Grant Date Fair Value of Share and Option Awards Granted in Fiscal Year (b)	$—	$1,298,187	$3,840,809	N/A	$—
Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Shares and Option Awards Granted in Fiscal Year (c)	$—	$205,000	$2,465,000	N/A	$—
Plus: Change in Fair Value of Outstanding and Unvested Share and Option Awards Granted in Prior Fiscal Years (d)	$390,911	$(2,196,662)	$—	N/A	$(904,785)
Plus: Fair Value at Vesting of Share and Option Awards Granted in Fiscal Year That Vested During Fiscal Year (e)	$—	$—	$—	N/A	$—
Plus: Change in Fair Value as of Vesting Date of Share and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year (f)	$112,286	$(418,750)	$—	N/A	$(423,498)
Less: Fair Value as of Prior Fiscal Year-End of Share and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year (g)	$—	$—	$—	N/A	$—
Equals: Compensation Actually Paid	$1,007,043	$(1,896,612)	$2,893,219	N/A	$(806,134)
(a)
Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.
(b)
Represents the aggregate grant date fair value of the share and option awards granted to Messrs. Kurk and Bhatnagar during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles, and, in the case of awards subject to performance-based vesting conditions, the value is based on an estimate of the probable outcome of such performance-based vesting conditions as of the grant date.
(c)
Represents the aggregate fair value as of the indicated fiscal year-end of Messrs. Kurk’s and Bhatnagar’s outstanding and unvested share and option awards granted during such fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles. For awards subject to performance-based vesting conditions, the value is based on an estimate of the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year, which is consistent with the same methodology used to determine the grant date fair value of the awards.
(d)
Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested share and option awards held by Messrs. Kurk and Bhatnagar as of the last day of the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles. For awards subject to performance-based vesting conditions, the value is based on an estimate of the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year, which is consistent with the same methodology used to determine the grant date fair value of the awards.
(e)
Represents the aggregate fair value at vesting of the share and option awards that were granted to Messrs. Kurk and Bhatnagar and vested during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(f)
Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each share and option award held by Messrs. Kurk and Bhatnagar that was granted in a prior fiscal year and which vested during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(g)
Represents the aggregate fair value as of the last day of the prior fiscal year of Messrs. Kurk’s and Bhatnagar’s share and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(4) Amounts reported in this column represent the compensation actually paid to the Company’s named executive officers other than Messrs. Kurk and Bhatnagar in the indicated fiscal year, based on the average total compensation for such named executive officers reported in the Summary Compensation Table for the indicated fiscal year and adjusted as shown in the table below:

	Other Named Executive Officers Average (a)
	2025	2024	2023
Summary Compensation Table - Total Compensation (b)	$439,001	$768,654	$895,469
Less: Grant Date Fair Value of Share and Option Awards Granted in Fiscal Year (c)	$—	$402,870	$509,649
Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Shares and Option Awards Granted in Fiscal Year (d)	$—	$69,550	$229,875
Plus: Change in Fair Value of Outstanding and Unvested Share and Option Awards Granted in Prior Fiscal Years (e)	$22,987	$(31,146)	$(132,460)
Plus: Fair Value at Vesting of Share and Option Awards Granted in Fiscal Year That Vested During Fiscal Year (f)	$—	$—	$—
Plus: Change in Fair Value as of Vesting Date of Share and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year (g)	$1,974	$(24,168)	$(77,546)
Less: Fair Value as of Prior Fiscal Year-End of Share and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year (h)	$3,761	$30,000	$—
Equals: Compensation Actually Paid	$460,201	$350,020	$405,689
(a)
Please see footnote 1 for the named executive officers included in the average for each indicated fiscal year.
(b)
Represents the average Total Compensation as reported in the Summary Compensation Table for the reported named executive officers in the indicated fiscal year.
(c)
Represents the average aggregate grant date fair value of the share and option awards granted to the reported named executive officers during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles, and, in the case of awards subject to performance-based vesting conditions, the value is based on an estimate of the probable outcome of such performance-based vesting conditions as of the grant date.
(d)
Represents the average aggregate fair value as of the indicated fiscal year-end of the reported named executive officers’ outstanding and unvested share and option awards granted during such fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles. For awards subject to performance-based vesting conditions, the value is based on an estimate of the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year, which is consistent with the same methodology used to determine the grant date fair value of the awards.
(e)
Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested share and option awards held by the reported named executive officers as of the last day of the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles. For awards subject to performance-based vesting conditions, the value is based on an estimate of the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year, which is consistent with the same methodology used to determine the grant date fair value of the awards.
(f)
Represents the average aggregate fair value at vesting of the share and option awards that were granted to the reported named executive officers and vested during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(g)
Represents the average aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each share and option award held by the reported named executive officers that was granted in a prior fiscal year and which vested during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(h)
Represents the average aggregate fair value as of the last day of the prior fiscal year of the reported named executive officers’ share and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(5) Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2022 in our ordinary shares. Historic share price performance is not necessarily indicative of future share price performance.

Named Executive Officers, Footnote
(1)
Morgan Kurk served as the Company's principal executive officer ("PEO") for the entirety of 2024 and 2025. For 2023, Atul Bhatnagar served as the PEO until August 1, 2023, and Mr. Kurk served as PEO from August 1, 2023 to December 31, 2023. The Company's other named executive officers for the applicable years were as follows:

2025: Vibhu Vivek, Sally Rau and John Waldron

2024: Jacob Sayer and Vibhu Vivek

2023: Archana Nirwan and Bryan Sheppeck

Adjustment To PEO Compensation, Footnote
(3)
Amounts reported in this column represent the compensation actually paid to Messrs. Kurk and Bhatnagar as the PEO in the indicated fiscal years, based on their total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below:

	Kurk			Bhatnagar
	2025	2024	2023	2024	2023
Summary Compensation Table - Total Compensation (a)	$503,846	$1,811,987	$4,269,028	N/A	$522,149
Less: Grant Date Fair Value of Share and Option Awards Granted in Fiscal Year (b)	$—	$1,298,187	$3,840,809	N/A	$—
Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Shares and Option Awards Granted in Fiscal Year (c)	$—	$205,000	$2,465,000	N/A	$—
Plus: Change in Fair Value of Outstanding and Unvested Share and Option Awards Granted in Prior Fiscal Years (d)	$390,911	$(2,196,662)	$—	N/A	$(904,785)
Plus: Fair Value at Vesting of Share and Option Awards Granted in Fiscal Year That Vested During Fiscal Year (e)	$—	$—	$—	N/A	$—
Plus: Change in Fair Value as of Vesting Date of Share and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year (f)	$112,286	$(418,750)	$—	N/A	$(423,498)
Less: Fair Value as of Prior Fiscal Year-End of Share and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year (g)	$—	$—	$—	N/A	$—
Equals: Compensation Actually Paid	$1,007,043	$(1,896,612)	$2,893,219	N/A	$(806,134)
(a)
Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.
(b)
Represents the aggregate grant date fair value of the share and option awards granted to Messrs. Kurk and Bhatnagar during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles, and, in the case of awards subject to performance-based vesting conditions, the value is based on an estimate of the probable outcome of such performance-based vesting conditions as of the grant date.
(c)
Represents the aggregate fair value as of the indicated fiscal year-end of Messrs. Kurk’s and Bhatnagar’s outstanding and unvested share and option awards granted during such fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles. For awards subject to performance-based vesting conditions, the value is based on an estimate of the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year, which is consistent with the same methodology used to determine the grant date fair value of the awards.
(d)
Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested share and option awards held by Messrs. Kurk and Bhatnagar as of the last day of the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles. For awards subject to performance-based vesting conditions, the value is based on an estimate of the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year, which is consistent with the same methodology used to determine the grant date fair value of the awards.
(e)
Represents the aggregate fair value at vesting of the share and option awards that were granted to Messrs. Kurk and Bhatnagar and vested during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(f)
Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each share and option award held by Messrs. Kurk and Bhatnagar that was granted in a prior fiscal year and which vested during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(g)
Represents the aggregate fair value as of the last day of the prior fiscal year of Messrs. Kurk’s and Bhatnagar’s share and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

Non-PEO NEO Average Total Compensation Amount			$ 439,001	$ 768,654	$ 895,469
Non-PEO NEO Average Compensation Actually Paid Amount			$ 460,201	350,020	405,689
Adjustment to Non-PEO NEO Compensation Footnote	Amounts reported in this column represent the compensation actually paid to the Company’s named executive officers other than Messrs. Kurk and Bhatnagar in the indicated fiscal year, based on the average total compensation for such named executive officers reported in the Summary Compensation Table for the indicated fiscal year and adjusted as shown in the table below:

	Other Named Executive Officers Average (a)
	2025	2024	2023
Summary Compensation Table - Total Compensation (b)	$439,001	$768,654	$895,469
Less: Grant Date Fair Value of Share and Option Awards Granted in Fiscal Year (c)	$—	$402,870	$509,649
Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Shares and Option Awards Granted in Fiscal Year (d)	$—	$69,550	$229,875
Plus: Change in Fair Value of Outstanding and Unvested Share and Option Awards Granted in Prior Fiscal Years (e)	$22,987	$(31,146)	$(132,460)
Plus: Fair Value at Vesting of Share and Option Awards Granted in Fiscal Year That Vested During Fiscal Year (f)	$—	$—	$—
Plus: Change in Fair Value as of Vesting Date of Share and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year (g)	$1,974	$(24,168)	$(77,546)
Less: Fair Value as of Prior Fiscal Year-End of Share and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year (h)	$3,761	$30,000	$—
Equals: Compensation Actually Paid	$460,201	$350,020	$405,689
(a)
Please see footnote 1 for the named executive officers included in the average for each indicated fiscal year.
(b)
Represents the average Total Compensation as reported in the Summary Compensation Table for the reported named executive officers in the indicated fiscal year.
(c)
Represents the average aggregate grant date fair value of the share and option awards granted to the reported named executive officers during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles, and, in the case of awards subject to performance-based vesting conditions, the value is based on an estimate of the probable outcome of such performance-based vesting conditions as of the grant date.
(d)
Represents the average aggregate fair value as of the indicated fiscal year-end of the reported named executive officers’ outstanding and unvested share and option awards granted during such fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles. For awards subject to performance-based vesting conditions, the value is based on an estimate of the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year, which is consistent with the same methodology used to determine the grant date fair value of the awards.
(e)
Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested share and option awards held by the reported named executive officers as of the last day of the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles. For awards subject to performance-based vesting conditions, the value is based on an estimate of the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year, which is consistent with the same methodology used to determine the grant date fair value of the awards.
(f)
Represents the average aggregate fair value at vesting of the share and option awards that were granted to the reported named executive officers and vested during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(g)
Represents the average aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each share and option award held by the reported named executive officers that was granted in a prior fiscal year and which vested during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(h)
Represents the average aggregate fair value as of the last day of the prior fiscal year of the reported named executive officers’ share and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

Total Shareholder Return Amount			$ 6.74	3.02	28.08
Net Income (Loss)			$ (38,500,000)	$ (74,500,000)	(74,100,000)
PEO Name	Mr. Kurk	Atul Bhatnagar	Morgan Kurk	Morgan Kurk
Morgan Kurk [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 503,846	$ 1,811,987	4,269,028
PEO Actually Paid Compensation Amount			1,007,043	(1,896,612)	2,893,219
Atul Bhatnagar [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			0	0	522,149
PEO Actually Paid Compensation Amount			0	0	(806,134)
PEO | Morgan Kurk [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(1,298,187)	(3,840,809)
PEO | Morgan Kurk [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	205,000	2,465,000
PEO | Morgan Kurk [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			390,911	(2,196,662)	0
PEO | Morgan Kurk [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Morgan Kurk [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			112,286	(418,750)	0
PEO | Morgan Kurk [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Atul Bhatnagar [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Atul Bhatnagar [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Atul Bhatnagar [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(904,785)
PEO | Atul Bhatnagar [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Atul Bhatnagar [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(423,498)
PEO | Atul Bhatnagar [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(402,870)	(509,649)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	69,550	229,875
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			22,987	(31,146)	(132,460)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,974	(24,168)	(77,546)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (3,761)	$ (30,000)	$ 0